Equity - Summary of the Subsidiary with Non Controlling Interests (Detail) - USD ($) $ in Thousands		2 Months Ended	6 Months Ended	12 Months Ended
	Jun. 01, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Noncontrolling Interests [Line Items]
Equity		$ 521,342	$ 513,458	$ 521,342	$ 513,458	$ 564,285	$ 59,073
Net income for the year				$ 120,815	94,104	121,191
Pátria Investimentos Ltda. ("PILTDA")
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary	100.00%
Pátria Investimentos Ltda. ("PILTDA") | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				49.00%
Equity		0	0	$ 0	0	0
Net income for the year				0	0	(1,285)
VBI Real Estate Gestão de Carteiras S.A. (“VBI”)
Disclosure Of Noncontrolling Interests [Line Items]
Net income for the year			2,294	$ 4,256
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				50.00%
Equity		(37,564)	(39,330)	$ (37,564)	(39,330)	0
Net income for the year				$ 2,128	1,147	0
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure Of Noncontrolling Interests [Line Items]
Net income for the year		586
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Ordinary Shares
Disclosure Of Noncontrolling Interests [Line Items]
Voting rights held in subsidiary				49.26%
Equity		$ 16,417	$ 0	$ 16,417	0	0
Net income for the year				$ 287	$ 0	$ 0